Cash Flow Reconciliations - Reconciliation of borrowings, derivatives and lease liabilities arising from financing activities (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	$ 2,828,459	$ 2,547,556
Cash flows	222,901	381,972
Other comprehensive income	1,857	1,077
Non-cash items	5,801	7,591
Deferred financing costs, assets	(3,056)	(13,385)
Liabilities/(assets) arising from financing activities at end of period	3,055,962	2,924,811
Borrowings | Proceeds from bank loans and bonds
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	677,680	498,225
Total	677,680	498,225
Borrowings | Bank loans repayments
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(445,604)	(108,958)
Total	(445,604)	(108,958)
Borrowings | Additions in deferred loan fees
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(9,175)	(7,295)
Non-cash items	(1,584)	1,447
Deferred financing costs, assets	(3,056)	(13,385)
Total	(13,815)	(19,233)
Borrowings | Amortization and write-off of deferred loan issuance costs and premium
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	7,385	6,144
Total	7,385	6,144
Borrowings | Retranslation of the 2021 NOK Bonds in USD
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	1,857	1,077
Total	1,857	1,077
Derivatives
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	(3,096)	(16,396)
Other comprehensive income	607	(2,287)
Non-cash items	51,882	(16,705)
Liabilities/(assets) arising from financing activities at end of period	49,393	(35,388)
Derivatives | Unrealized gain/loss on derivative financial instruments held for trading
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	51,931	(17,235)
Total	51,931	(17,235)
Derivatives | Ineffective portion of cash flow hedges
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	(49)	530
Total	(49)	530
Derivatives | Effective portion of changes in the fair value of derivatives designated as cash flow hedging instruments
Disclosure of reconciliation of liabilities arising from financing activities
Other comprehensive income	607	(2,287)
Total	607	(2,287)
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Liabilities/(assets) arising from financing activities at beginning of period	213,374	213,428
Cash flows	(10,036)	(8,850)
Non-cash items	6,299	5,262
Liabilities/(assets) arising from financing activities at end of period	209,637	209,840
Lease liability | Lease charge
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	5,264	5,262
Total	5,264	5,262
Lease liability | Additions
Disclosure of reconciliation of liabilities arising from financing activities
Non-cash items	1,081
Total	1,081
Lease liability | Payments for interest
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(5,266)	(5,262)
Total	(5,266)	(5,262)
Lease liability | Payments for lease liability
Disclosure of reconciliation of liabilities arising from financing activities
Cash flows	(4,770)	(3,588)
Non-cash items	(46)
Total	$ (4,816)	$ (3,588)